Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions
17.	Provisions

		Self insurance	Other	Total
Balance at December 31, 2020		47,733	6,522	54,255
Additions through business combinations*	5	125	74,964	75,089
Provisions made during the year		94,885	4,352	99,237
Provisions used during the year		(62,836)	(7,977)	(70,813)
Provisions reversed during the year		(9,259)	-	(9,259)
Unwind of discount on long-term provisions		(929)	-	(929)
Effect of movements in exchange rates		(252)	(171)	(423)
Balance at December 31, 2021		69,467	77,690	147,157
Additions through business combinations	5	-	280	280
Sale of business	6	(1,465)	-	(1,465)
Provisions made during the year		126,439	15,372	141,811
Provisions used during the year		(80,040)	(13,470)	(93,510)
Provisions reversed during the year		(13,236)	(306)	(13,542)
Unwind of discount on long-term provisions		(4,153)	-	(4,153)
Effect of movements in exchange rates		(761)	(178)	(939)
Balance at December 31, 2022		96,251	79,388	175,639

As at December 31, 2022
Current provisions		33,918	9,985	43,903
Non-current provisions		62,333	69,403	131,736
		96,251	79,388	175,639

As at December 31, 2021*
Current provisions		26,771	12,241	39,012
Non-current provisions		42,696	65,449	108,145
		69,467	77,690	147,157
* Recasted
in fiscal 2022 for adjustments made to

provisional amounts of UPS Freight prior year’s business combination (see note 5d))
Self-insurance provisions represent the uninsured portion of outstanding claims at year-end. The current portion reflects the amount expected to be paid in the following year. Due to the long-term nature of the liability, the provision has been calculated using a discount rate of 3.99% (2021 – 1.3%). Other provisions include mainly litigation provisions of $42.3 million (2021 - $34.6 million) and environmental remediation liabilities of $23.4 million (2021 - $26.5 million). Litigation provisions contain various pending claims for which management used judgement and assumptions about future events. The outcomes will depend on future claim developments.